Employee Benefit Plans - Schedule of Combined Funded Status and Net Periodic Pension Cost and Postretirement Benefit - Postretirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in Plan Assets:
Company contributions	$ 18.5
Amounts recognized in Consolidated Balance Sheets
Noncurrent liability	153.3	$ 152.4
Other Postretirement Benefits Plan [Member]
Change in Benefit Obligation:
Beginning balance	19.6	21.0
Interest cost	0.5	0.5	$ 0.6
Participant contributions	0.5	1.1
Actuarial gain	(2.1)	(0.7)
Benefits paid	(1.7)	(2.3)
Ending balance	16.8	19.6	21.0
Change in Plan Assets:
Beginning balance	0.0	0.0
Company contributions	1.2	1.2
Participant contributions	0.5	1.1
Benefits paid	(1.7)	(2.3)
Ending balance	0.0	0.0	$ 0.0
Funded status of plans	(16.8)	(19.6)
Amounts recognized in Consolidated Balance Sheets
Current liability	2.2	2.4
Noncurrent liability	14.6	17.2
Amounts recognized in Accumulated Other Comprehensive Loss
Accumulated other comprehensive income, net of tax of $(9.9) and $(9.9), respectively	$ (8.5)	$ (8.9)